Derivative Warrants Liability (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	$ 259,716
Exercised	(297,200)
Cancelled
Changes in fair value	1,101,229	$ (117,577)	$ (35,188)
Ending Balances	1,063,745	259,716
Series (2015) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	76,768
Exercised
Cancelled
Changes in fair value	477,648
Ending Balances	554,416	76,768
Series (2016) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	182,948
Exercised	(297,200)
Cancelled
Changes in fair value	623,581
Ending Balances	$ 509,329	$ 182,948